Effects on Initial application of IFRS 9 - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Contract assets	$ 389,016		$ 377,869	$ 299,835
Retained earnings	5,401,569	$ 192,364	4,651,215
Deferred tax assets	$ 185,691	$ 6,613	$ 194,552		$ 226,716		$ 212,372
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Contract assets						$ (115)
Accounts receivable						(1,819)
Other receivables						(5)
Other receivables-related parties						(2)
Retained earnings						(1,940)
Deferred tax assets						$ 1